SUPPLEMENT DATED JUNE 9, 2022
To the following variable annuity prospectuses:
Allianz VisionSM
For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
Allianz ConnectionsSM
For contracts issued on or after April 29, 2013 and for contracts issued from May 2, 2011 through April 26, 2013
Allianz AlteritySM
Allianz RewardsSM
Allianz High FiveSM
Dated April 29, 2022
ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life® Variable Account B
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

The following replaces information on the Lowest Annual Cost and Highest Annual Cost in the Important Information You Should Consider About the Contract section of the prospectus.

	Lowest Annual Cost	Highest Annual Cost
Allianz VisionSM for Contracts issued on or prior to April 26, 2013	$1,740	$5,631
Allianz VisionSM for Contracts issued on or after April 29, 2013	$1,740	$5,544
Allianz ConnectionsSM for Contracts issued from May 2, 2011 through April 26, 2013	$1,529	$5,504
Allianz ConnectionsSM for Contracts issued on or after April 29, 2013	$1,529	$5,046
Allianz AlteritySM	$1,926	$3,415
Allianz RewardsSM	$2,172	$3,517
Allianz High FiveSM	$1,664	$2,635

PRO-003-0422
(VSN-159, VSN-400, CNT-062WW, CNT-400, ALT-020PP, REW-013PP, HFV-001)

Allianz VisionSM
for Contracts issued on or prior to April 26, 2013
The following replaces the Example in the Fee Tables section of the prospectus.

(1)	If you surrender your Contract (take a full withdrawal) at the end of the applicable time period.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$14,502	$25,718	$36,246	$66,457
Minimum Investment Option expense	$13,512	$22,874	$30,653	$51,384

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$14,939	$28,006	$40,398	$70,673
Minimum Investment Option expense	$13,954	$25,187	$34,770	$55,322

Short Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$14,742	$24,406	$32,334	$ 68,306
Minimum Investment Option expense	$13,756	$21,683	$26,947	$53,628

No Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,337	$ 19,179	$32,765	$69,029
Minimum Investment Option expense	$5,353	$16,466	$27,402	$54,458

(2)	If you fully annuitize your Contract at the end of the applicable time period.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$18,218	$ 31,246	$66,457
Minimum Investment Option expense	N/A*	$15,374	$25,653	$51,384

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$19,506	$33,398	$70,673
Minimum Investment Option expense	N/A*	$16,687	$27,770	$55,322

Short Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$18,906	$32,334	$68,306
Minimum Investment Option expense	N/A*	$ 16,183	$26,947	$53,628

No Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$19,179	$32,765	$69,029
Minimum Investment Option expense	N/A*	$16,466	$27,402	$54,458

*	The earliest available Income Date is the second Contract Anniversary.

(3)	If you do not surrender your Contract.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,002	$18,218	$ 31,246	$66,457
Minimum Investment Option expense	$5,012	$15,374	$25,653	$51,384

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,439	$19,506	$33,398	$70,673
Minimum Investment Option expense	$5,454	$16,687	$27,770	$55,322

Short Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,242	$18,906	$32,334	$68,306
Minimum Investment Option expense	$5,256	$ 16,183	$26,947	$53,628

No Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,337	$19,179	$32,765	$69,029
Minimum Investment Option expense	$5,353	$16,466	$27,402	$54,458
PRO-003-0422
(VSN-159, VSN-400, CNT-062WW, CNT-400, ALT-020PP, REW-013PP, HFV-001)

Allianz VisionSM
for Contracts issued on or after April 29, 2013
The following replaces the Example in the Fee Tables section of the prospectus.

(1)	If you surrender your Contract (take a full withdrawal) at the end of the applicable time period.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$14,502	$25,607	$35,935	$65,250
Minimum Investment Option expense	$13,502	$22,874	$30,653	$51,384

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$14,939	$27,896	$40,088	$69,478
Minimum Investment Option expense	$13,944	$25,187	$34,770	$55,322

(2)	If you annuitize your Contract at the end of the applicable time period.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$18,107	$ 30,935	$65,250
Minimum Investment Option expense	N/A*	$15,374	$25,653	$51,384

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$19,396	$33,088	$69,478
Minimum Investment Option expense	N/A*	$16,687	$27,770	$55,322

*	The earliest available Income Date is the second Contract Anniversary.

(3)	If you do not surrender your Contract.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,002	$18,107	$ 30,935	$65,250
Minimum Investment Option expense	$5,002	$15,374	$25,653	$51,384

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,439	$19,396	$33,088	$69,478
Minimum Investment Option expense	$5,444	$16,687	$27,770	$55,322

PRO-003-0422
(VSN-159, VSN-400, CNT-062WW, CNT-400, ALT-020PP, REW-013PP, HFV-001)

Allianz ConnectionsSM
for Contracts issued from May 2, 2011 through April 26, 2013
The following replaces the Example in the Fee Tables section of the prospectus.

(1)	If you surrender your Contract (take a full withdrawal) at the end of the applicable time period.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$14,261	$24,977	$35,097	$64,512
Minimum Investment Option expense	$13,269	$22,156	$29,435	$48,912

Short Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$14,694	$24,269	$32,125	$ 68,179
Minimum Investment Option expense	$13,707	$21,542	$26,723	$53,403

No Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,337	$ 19,179	$32,765	$69,029
Minimum Investment Option expense	$5,353	$16,466	$27,402	$54,458

(2)	If you fully annuitize your Contract at the end of the applicable time period.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$17,477	$ 30,097	$64,512
Minimum Investment Option expense	N/A*	$14,656	$24,435	$48,912

Short Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$18,769	$32,125	$68,179
Minimum Investment Option expense	N/A*	$ 16,042	$26,723	$53,403

No Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$19,179	$32,765	$69,029
Minimum Investment Option expense	N/A*	$16,466	$27,402	$54,458

*	The earliest available Income Date is the second Contract Anniversary.

(3)	If you do not surrender your Contract.

Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$5,761	$17,477	$ 30,097	$64,512
Minimum Investment Option expense	$4,769	$14,656	$24,435	$48,912

Short Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,194	$18,769	$32,125	$68,179
Minimum Investment Option expense	$5,207	$ 16,042	$26,723	$53,403

No Withdrawal Charge Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,337	$19,179	$32,765	$69,029
Minimum Investment Option expense	$5,353	$16,466	$27,402	$54,458

PRO-003-0422
(VSN-159, VSN-400, CNT-062WW, CNT-400, ALT-020PP, REW-013PP, HFV-001)

Allianz ConnectionsSM
for Contracts issued on or after April 29, 2013
The following replaces the Example in the Fee Tables section of the prospectus.

(1)	If you surrender your Contract (take a full withdrawal) at the end of the applicable time period.

	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$14,261	$24,866	$34,785	$63,295
Minimum Investment Option expense	$13,259	$22,156	$29,435	$48,912

(2)	If you annuitize your Contract at the end of the applicable time period.

	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$17,366	$29,785	$63,295
Minimum Investment Option expense	N/A*	$14,656	$24,435	$48,912

*	The earliest available Income Date is the second Contract Anniversary.

(3)	If you do not surrender your Contract.

	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$5,761	$17,366	$29,785	$63,295
Minimum Investment Option expense	$4,759	$14,656	$24,435	$48,912

PRO-003-0422
(VSN-159, VSN-400, CNT-062WW, CNT-400, ALT-020PP, REW-013PP, HFV-001)

Allianz AlteritySM
The following replaces the Example in the Fee Tables section of the prospectus.

(1)	If you surrender your Contract (take a full withdrawal) at the end of the applicable time period.

Original Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$10,090	$14,452	$19,065	$33,765
Minimum Investment Option expense	$ 9,621	$13,055	$16,754	$29,252

May 2003 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$10,636	$ 16,062	$21,699	$38,759
Minimum Investment Option expense	$10,169	$14,688	$19,453	$34,510

May 2006 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$ 11,080	$17,358	$23,798	$42,626
Minimum Investment Option expense	$10,616	$16,004	$21,605	$38,583

(2)	If you fully annuitize your Contract at the end of the applicable time period.

Original Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$9,452	$16,065	$33,765
Minimum Investment Option expense	N/A*	$8,055	$13,754	$29,252

May 2003 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$11,062	$18,699	$38,759
Minimum Investment Option expense	N/A*	$ 9,688	$16,453	$34,510

May 2006 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$12,358	$20,798	$42,626
Minimum Investment Option expense	N/A*	$11,004	$18,605	$38,583

*	The earliest available Income Date is the second Contract Anniversary.

(3)	If you do not surrender your Contract.

Original Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$3,090	$9,452	$16,065	$33,765
Minimum Investment Option expense	$2,621	$8,055	$13,754	$29,252

May 2003 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$3,636	$11,062	$18,699	$38,759
Minimum Investment Option expense	$3,169	$ 9,688	$16,453	$34,510

May 2006 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$4,080	$12,358	$20,798	$42,626
Minimum Investment Option expense	$3,616	$11,004	$18,605	$38,583

PRO-003-0422
(VSN-159, VSN-400, CNT-062WW, CNT-400, ALT-020PP, REW-013PP, HFV-001)

Allianz RewardsSM
The following replaces the Example in the Fee Tables section of the prospectus.

(1)	If you surrender your Contract (take a full withdrawal) at the end of the applicable time period.

Original Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$12,234	$19,851	$27,170	$42,635
Minimum Investment Option expense	$11,769	$ 18,482	$24,936	$38,433

May 2003 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$12,284	$19,996	$27,404	$43,070
Minimum Investment Option expense	$ 11,818	$18,628	$25,176	$38,890

May 2006 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$12,727	$21,286	$29,487	$46,872
Minimum Investment Option expense	$12,264	$19,938	$27,311	$42,896

(2)	If you fully annuitize your Contract at the end of the applicable time period.

Original Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$11,351	$19,170	$39,635
Minimum Investment Option expense	N/A*	$9,982	$16,936	$35,433

May 2003 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$ 11,496	$19,404	$40,070
Minimum Investment Option expense	N/A*	$10,128	$17,176	$35,890

May 2006 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$12,786	$21,487	$43,872
Minimum Investment Option expense	N/A*	$ 11,438	$19,311	$39,896

*	The earliest available Income Date is the second Contract Anniversary.

(3)	If you do not surrender your Contract.

Original Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$ 3,734	$11,351	$19,170	$39,635
Minimum Investment Option expense	$3,269	$9,982	$16,936	$35,433

May 2003 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$3,784	$ 11,496	$19,404	$40,070
Minimum Investment Option expense	$3,318	$10,128	$17,176	$35,890

May 2006 Contract	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$4,227	$12,786	$21,487	$43,872
Minimum Investment Option expense	$3,764	$ 11,438	$19,311	$39,896

PRO-003-0422
(VSN-159, VSN-400, CNT-062WW, CNT-400, ALT-020PP, REW-013PP, HFV-001)

Allianz High FiveSM
The following replaces the Example in the Fee Tables section of the prospectus.

(1)	If you surrender your Contract (take a full withdrawal) at the end of the applicable time period.

February 2007 Contracts and Original Contracts Version 2	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$10,861	$ 15,771	$19,941	$31,586
Minimum Investment Option expense	$10,010	$13,212	$15,670	$23,043

Original Contracts Version 1 and May 2005 Contracts	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$11,010	$16,216	$20,676	$33,013
Minimum Investment Option expense	$10,160	$13,668	$16,437	$24,608

(2)	If you fully annuitize your Contract at the end of the applicable time period.

February 2007 Contracts and Original Contracts Version 2	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$ 8,771	$14,941	$31,586
Minimum Investment Option expense	N/A*	$6,212	$10,670	$23,043

Original Contracts Version 1 and May 2005 Contracts	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$9,216	$15,676	$33,013
Minimum Investment Option expense	N/A*	$6,668	$ 11,437	$24,608

*	The earliest available Income Date is the second Contract Anniversary.

(3)	If you do not surrender your Contract.

February 2007 Contracts and Original Contracts Version 2	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$2,861	$ 8,771	$14,941	$31,586
Minimum Investment Option expense	$2,010	$6,212	$10,670	$23,043

Original Contracts Version 1 and May 2005 Contracts	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$3,010	$9,216	$15,676	$33,013
Minimum Investment Option expense	$2,160	$6,668	$ 11,437	$24,608

PRO-003-0422
(VSN-159, VSN-400, CNT-062WW, CNT-400, ALT-020PP, REW-013PP, HFV-001)